Risk and Capital Management - Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	100.00%	100.00%
Financial guarantee contracts [member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss	R$ 767	R$ 907
Loan commitments [member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss	R$ 4,433	R$ 3,485
BRAZIL | Optimistic [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	5.00%
BRAZIL | Base Case Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	45.00%
BRAZIL | Pessimistic Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	50.00%